Leases - Lease and Sublease Expense Recognized in Profit or Loss (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [abstract]
Lease expense in respect of Group owned restaurants	¥ 2,785,202	¥ 1,809,856
Contingent rent in respect of Group owned restaurants	555,182	282,704
Lease expense in respect of franchisee properties	450,080	403,724	¥ 302,219
Total	¥ 3,790,464	¥ 2,496,284